Investment securities and fair value disclosure - Rollforward of assets (Details) - Convertible and exchangeable bonds - Level 3 - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Convertible and exchangeable bonds accounted for under the fair value option
Balance as of beginning	¥ 2,498	¥ 1,256
Additions	5,508	1,153
Net decrease in fair value	(1,640)
Foreign currency translation adjustments	97	89
Conversion or expiration	(2,468)
Balance as of end	¥ 3,995	¥ 2,498